BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All amounts are shown in U.S. dollars, except as noted.

On June 6, 2018, NESR acquired all of the issued and outstanding equity interests of the Subsidiaries (collectively, the “NPS/GES Business Combination”). The NPS/GES Business Combination was accounted for under Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Pursuant to ASC 805, NESR was determined to be the accounting acquirer based on evaluation of the facts and circumstances including:

●	The transfer of cash by NESR;

●	NESR’s executive management comprise the C-Suite of the combined company;

●	NESR’s right to designate members of the board; and

●	NESR initiated the NPS/GES Business Combination.

As a result of the NPS/GES Business Combination, NPS and GES were acquirees and NPS was determined to be the accounting “Predecessor”. NPS was determined to be the accounting “Predecessor” as the Company expects to use the NPS platform to grow the business as it operates throughout the Middle East and Africa whereas GES is concentrated in Oman. Further, the market size of countries where NPS is operating is much larger than that of GES and the valuation and price paid for NPS was higher than that of GES. The Company’s financial statement presentation distinguishes a Predecessor for periods prior to the Closing Date. NESR is the “Successor” for periods after the Closing Date, which includes the consolidated financial results of both NPS and GES. The transactions were accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting for both NPS and GES that is based on the fair value of assets acquired and liabilities assumed. See Note 4, Business Combinations, for further discussion on the NPS/GES Business Combination. As a result of the application of the acquisition method of accounting as of the Closing Date, the financial statements for the predecessor periods and for the successor period are presented on a different basis of accounting and are, therefore, not comparable. The historical information of NESR prior to the NPS/GES Business Combination has not been reflected in the Company’s financial statements prior to June 7, 2018, as it was not deemed the Predecessor. Statement of operations activity of NESR, being nominal in nature, prior to the closing of the NPS/GES Business Combination were recorded in the opening retained earnings as of June 7, 2018 and not presented separately.

In the accompanying consolidated financial statements, the successor period is from June 7, 2018 to December 31, 2018 (“2018 Successor Period”), January 1, 2019 to December 31, 2019 (“2019 Successor Period”), and January 1, 2020 to December 31, 2020 (“2020 Successor Period”), and the predecessor period is from January 1, 2018 to June 6, 2018 (“2018 Predecessor Period”).

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the U.S. Securities Act of 1933 as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make a comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s significant estimates include estimates made towards the purchase price allocation for the acquisition of SAPESCO, the allowance for doubtful accounts, evaluation for impairment of property, plant and equipment, evaluation for impairment of goodwill and intangible assets, estimated useful life of property, plant, and equipment and intangible assets, provision for inventories obsolescence, recoverability of unbilled revenue, unrecognized tax benefits, recoverability of deferred tax assets and contingencies and actuarial assumptions in employee benefit plans.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from the estimates.